Supplement to the
Fidelity® Select Portfolios®
Energy Portfolio
April 29, 2019
Summary Prospectus

Effective on or about January 1, 2020, John Dowd no longer serves as portfolio manager of Energy Portfolio.

Effective on or about January 1, 2020, the following information replaces similar information for Energy Portfolio found in the “Fund Summary” section under the “Portfolio Manager(s)” heading.

Maurice Fitzmaurice (portfolio manager) has managed the fund since January 2020.

ENE-SUM-19-01 1.9880387.101	December 24, 2019